Non-current Bank Credit Lines and Loan Facilities (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments
The Company had the following debt outstanding as of December 31, 2022 and 2021:

			Principal amount
	Interest rate as of	Interest rate as of	December 31,	December 31,
(in thousands)	December 31, 2022	December 31, 2021	2022	2021	Maturity Date
Credit Facilities:
Senior Secured Term Loan	7.092%	2.750%	$4,201,213	$5,001,213	July 2028
Senior Secured Notes	2.875%	2.875%	500,000	500,000	July 2026
Total debt			4,701,213	5,501,213
Less current portion of long-term debt and debt issuance costs			(55,150)	(55,150)
Total long-term debt			4,646,063	5,446,063
Less long-term portion of debt issuance costs and debt discount			(47,026)	(64,901)
Total long-term debt, net			$4,599,037	$5,381,162

Schedule of Financing Cost

	Year ended
	December 31, 2022	December 31, 2021	December 31, 2020
	(in thousands)

Interest expense on drawn facilities	$209,189	$93,809	$13,406
Amortization of financing costs	17,749	12,890	523
Transaction and one time financing costs	—	75,391	—
Other financing costs/(credits)	2,793	333	(910)
Total financing costs	$229,731	$182,423	$13,019

Schedule of Maturities of Long-term Debt
As of December 31, 2022, the contractual maturities of the Company's debt obligations were as follows:

Current maturities of long-term debt:	(in thousands)
2023	55,150
2024	55,150
2025	55,150
2026	55,150
2027 and thereafter	4,480,613
Total	$4,701,213